Note 1 - Nature of Business and Basis of Presentation - Restricted Cash (Details) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Cash and cash equivalents	$ 732,355	$ 1,627		$ 24	$ 201,353
Restricted cash	365,480
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$ 1,097,835	$ 1,627	$ 802,769	$ 24